FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Disclosure of foreign exchange rate risk (Details)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Investments	$ 8,136,943				$ 77,229			$ 77,229
Foreign exchange rate risk [Member] | TWD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash			$ 43,511			$ 82,993
Investments			0
Other receivables (except GST)						0
Accounts payable and accrued liabilities			(185,400)			(6,337,488)
Total foreign currency financial assets and liabilities			(141,889)			(6,254,495)
Impact of a 10% strengthening or weakening of foreign exchange rate			$ (14,189)			$ (625,450)
Foreign exchange rate risk [Member] | KRW [Member]
Disclosure of detailed information about financial instruments [line items]
Cash | ₩		₩ 0
Investments | ₩		7,472,518,740
Accounts payable and accrued liabilities | ₩		0
Total foreign currency financial assets and liabilities | ₩		7,472,518,740
Impact of a 10% strengthening or weakening of foreign exchange rate | ₩		₩ 747,251,874
Foreign exchange rate risk [Member] | US$ [Member]
Disclosure of detailed information about financial instruments [line items]
Cash				$ 218,798			$ (1,249)
Investments				0
Other receivables (except GST)							106,489
Accounts payable and accrued liabilities				(782,639)			(237,069)
Total foreign currency financial assets and liabilities				(563,841)			(131,829)
Impact of a 10% strengthening or weakening of foreign exchange rate				$ (56,384)			$ (13,183)